Trade and other receivables	12 Months Ended
Jun. 30, 2018
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Trade and other receivables

7    Trade and other receivables

	2018	2017
	US$M	US$M
Trade receivables	1,857	1,855
Loans to equity accounted investments	13	644
Other receivables	1,406	1,140

Total	3,276	3,639

Comprising:
Current	3,096	2,836
Non-current	180	803

Recognition and measurement

Trade receivables are recognised initially at fair value and subsequently at amortised cost using the effective interest method, less an allowance for impairment.

The collectability of trade receivables is assessed continuously. At the reporting date, specific allowances are made for any doubtful receivables based on a review of all outstanding amounts at reporting period-end. Individual receivables are written off when management deems them unrecoverable. The net carrying amount of trade and other receivables approximates their fair values.

Credit risk

Trade receivables generally have terms of less than 30 days. The Group has no material concentration of credit risk with any single counterparty and is not dominantly exposed to any individual industry.

Credit risk can arise from the non-performance by counterparties of their contractual financial obligations towards the Group. To manage credit risk, the Group maintains Group-wide procedures covering the application for credit approvals, granting and renewal of counterparty limits, proactive monitoring of exposures against these limits and requirements triggering secured payment terms. As part of these processes, the credit exposures with all counterparties are regularly monitored and assessed on a timely basis. The credit quality of the Group’s customers is reviewed and the solvency of each debtor and their ability to pay on the receivable is considered in assessing receivables for impairment.

Receivables are deemed to be past due or impaired in accordance with the Group’s terms and conditions. These terms and conditions are determined on a case-by-case basis with reference to the customer’s credit quality, payment performance and prevailing market conditions. At 30 June 2018, trade receivables are stated net of provisions for doubtful debts of US$1 million (2017: US$ nil). As of 30 June 2018, trade receivables of US$32 million (2017: US$19 million) were past due but not impaired. The majority of these receivables were less than 30 days overdue. As at the reporting date, there are no indications that the debtors will not meet their payment obligations.